Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Total lease rental income	$ 194,901	$ 198,718
Europe
Segment Reporting Information [Line Items]
Total lease rental income	93,693	92,936
Asia
Segment Reporting Information [Line Items]
Total lease rental income	92,411	97,265
North / South America
Segment Reporting Information [Line Items]
Total lease rental income	8,576	8,326
All other international
Segment Reporting Information [Line Items]
Total lease rental income	221	191
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	1,486	1,547
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	744	532
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	430	275
Total Management Fees | Non Leasing From External Customers | Asia
Segment Reporting Information [Line Items]
Revenue	8	9
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	20	8
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	$ 286	$ 240